UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814

13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams         Bethesda, Maryland                08/14/06
-----------------------     --------------------------    ----------------------
     [Signature]               [City, State]                     [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  15
Form 13F Information Table Value Total:  $429,768
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Abrams Bison Partners, L.P., 028-11159

                                                      FORM 13F INFORMATION TABLE
                               TITLE OF                VALUE     SHRS OR     SH/ PUT/   DISCRETION       OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)   PRN AMT     PRN CALL   MANAGERS         MNGRS   SOLE SHARED    NONE
ARAMARK CORP                   CL B       038521100   23,482     709,200     SH         Shared-Defined     1            709,200
AUTOZONE INC                   COM        053332102   34,998     396,800     SH         Shared-Defined     1            396,800
AVIALL INC NEW                 COM        05366B102   34,728     730,800     SH         Shared-Defined     1            730,800
BED BATH & BEYOND INC          COM        075896100   55,023     1,658,814   SH         Shared-Defined     1          1,658,814
BLOCKBUSTER INC                CL A       093679108   1,574      316,000     SH         Shared-Defined     1            316,000
BLOCKBUSTER INC                CL B       093679207   4,684      1,067,000   SH         Shared-Defined     1          1,067,000
CBS CORP NEW                   CL B       124857202   52,301     1,933,500   SH         Shared-Defined     1          1,933,500
HASBRO INC                     COM        418056107   43,761     2,416,400   SH         Shared-Defined     1          2,416,400
HEIDRICK & STRUGGLES INTL IN   COM        422819102   59,855     1,768,753   SH         Shared-Defined     1          1,768,753
MICROSOFT CORP                 COM        594918104   20,970     900,000     SH         Shared-Defined     1            900,000
PFIZER INC                     COM        717081103   7,041      300,000     SH         Shared-Defined     1            300,000
PIONEER NAT RES CO             COM        723787107   33,684     725,800     SH         Shared-Defined     1            725,800
ROYAL GROUP TECHNOLOGIES LTD   COM        779915107   8,908      791,130     SH         Shared-Defined     1            791,130
VIACOM INC NEW                 CL B       92553P201   15,680     437,500     SH         Shared-Defined     1            437,500
RENAISSANCERE HOLDINGS LTD     COM        G7496G103   33,079     682,600     SH         Shared-Defined     1            682,600

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